Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of stock-based compensation expenses included in general and administrative expenses
Stock-based compensation expenses included in general and administrative expenses are as follows:

Year ended December 31,	Note	2024	2023
Restricted share unit plan	21(a)	$3,470	$2,702
Performance restricted share unit plan	21(b)	2,501	2,677
Deferred stock unit plan	21(c)	2,735	10,449
		$8,706	$15,828

Schedule of restricted share unit plan activity

	Number of units	Weighted-average exercise price $ per share
Outstanding at December 31, 2022	535,898	14.44
Granted	199,468	27.44
Vested	(256,193)	8.77
Forfeited	(13,867)	17.60
Outstanding at December 31, 2023	465,306	23.04
Granted	201,389	26.60
Vested	(120,109)	20.14
Forfeited	(17,100)	27.70
Outstanding at December 31, 2024	529,486	24.86

Schedule of performance restricted share units

	Number of units	Weighted-average exercise price $ per share
Outstanding at December 31, 2022	431,714	12.47
Granted	101,597	25.62
Vested	(213,623)	8.48
Outstanding at December 31, 2023	319,688	19.32
Granted	204,303	26.32
Vested	(61,935)	20.14
Forfeited	(50,674)	20.14
Outstanding at December 31, 2024	411,382	22.57

Schedule of assumptions used in estimate of fair value
The Company estimated the fair value of the PSUs granted during the years ended December 31, 2024, and 2023 using a Monte Carlo simulation with the following assumptions:

	2024	2023
Risk-free interest rate	3.83%	4.21%
Expected volatility	36.50%	38.90%

Schedule of stock plan activity

Number of units
Outstanding at December 31, 2022	1,020,213
Granted	31,575
Redeemed	(286,152)
Outstanding at December 31, 2023	765,636
Granted	35,945
Outstanding at December 31, 2024	801,581